Average Annual Total Returns - Voya Target Retirement 2040 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2040 Index 1 Yr		Class A S&P Target Date 2040 Index 5 Yrs		Class A S&P Target Date 2040 Index 10 Yrs	Class A S&P Target Date 2040 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2040 Index 1 Yr		Class I S&P Target Date 2040 Index 5 Yrs		Class I S&P Target Date 2040 Index 10 Yrs	Class I S&P Target Date 2040 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2040 Index 1 Yr		Class R S&P Target Date 2040 Index 5 Yrs		Class R S&P Target Date 2040 Index 10 Yrs	Class R S&P Target Date 2040 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2040 Index 1 Yr		Class R6 S&P Target Date 2040 Index 5 Yrs		Class R6 S&P Target Date 2040 Index 10 Yrs	Class R6 S&P Target Date 2040 Index Since Inception
Total	16.30%	6.13%		8.18%	Dec. 21, 2015	23.37%	[1]	8.11%	[1]	[1]	9.53%	[1]	23.68%	7.68%		9.37%	Dec. 20, 2012	22.10%	6.57%		7.71%	13.96%	5.73%		6.93%	23.37%	[1]	8.11%	[1]	[1]	9.53%	[1]	23.09%	7.14%		8.82%	Jun. 01, 2018	23.37%	[1]	8.11%	[1]	[1]	9.53%	[1]	23.66%	7.71%		9.39%	Dec. 21, 2015	23.37%	[1]	8.11%	[1]	[1]	9.53%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.